UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2018 (Unaudited)	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 100.1%

Energy Equipment & Services — 7.2%
Baker Hughes a GE Co.	255,700	$8,650,331
Halliburton Co.(a)	306,900	12,438,657
Patterson-UTI Energy, Inc.(a)	192,557	3,294,650
Schlumberger Ltd.(a)	156,674	9,544,580

		33,928,218
Oil, Gas & Consumable Fuels — 92.9%
Anadarko Petroleum Corp.(a)	161,633	10,895,681
Andeavor	117,150	17,982,525
BP PLC	4,727,000	36,231,217
Cairn Energy PLC(b)	1,958,245	5,918,827
Canadian Natural Resources Ltd.	418,540	13,674,283
Chevron Corp.(a)(c)	148,985	18,217,886
CNOOC Ltd.	3,660,000	7,247,260
Concho Resources, Inc.(a)(b)	62,800	9,592,700
ConocoPhillips(a)	295,650	22,883,310
Devon Energy Corp.(a)	339,050	13,541,657
Encana Corp.	816,700	10,704,704
EOG Resources, Inc.(a)	140,750	17,955,477
EQT Corp.	180,450	7,981,304
Exxon Mobil Corp.(a)(c)	553,652	47,071,493
Galp Energia SGPS SA	315,950	6,264,602
Kosmos Energy Ltd.(b)	497,508	4,651,700
Noble Energy, Inc.	313,292	9,771,577
Oil Search Ltd.	911,863	5,956,208
Pioneer Natural Resources Co.(a)	82,876	14,436,170

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC — ADR, Class A(a)	727,400	$49,565,036
Royal Dutch Shell PLC, Class A	273,248	9,369,249
Suncor Energy, Inc.	597,300	23,112,340
TOTAL SA	429,653	27,936,360
TransCanada Corp.	306,250	12,390,837
Valero Energy Corp.(a)	175,500	19,963,125
Williams Cos., Inc.(a)	482,900	13,130,051

		436,445,579

Total Long-Term Investments — 100.1% (Cost — $410,229,113)		470,373,797

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(d)(e)	4,480,032	4,480,032

Total Short-Term Securities — 0.9% (Cost — $4,480,032)		4,480,032

Total Investments Before Options Written — 101.0% (Cost — $414,709,145)		474,853,829

Options Written — (1.0)% (Premiums Received — $2,991,551)		(4,466,045)

Total Investments, Net of Options Written — 100.1% (Cost — $411,717,594)		470,387,784
Liabilities in Excess of Other Assets — (0.1)%		(389,920)

Net Assets — 100.0%		$469,997,864

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/31/18	Value at 09/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,870,844	609,188	4,480,032	$4,480,032	$50,948	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Energy and Resources Trust (BGR)

Currency Abbreviations (continued)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Anadarko Petroleum Corp.	130	10/05/18	USD	66.50	USD	876	$(18,915)
Andeavor	66	10/05/18	USD	157.50	USD	1,013	(6,930)
Chevron Corp.	105	10/05/18	USD	123.00	USD	1,284	(7,717)
ConocoPhillips	101	10/05/18	USD	74.00	USD	782	(35,350)
Devon Energy Corp.	157	10/05/18	USD	44.50	USD	627	(314)
EOG Resources, Inc.	89	10/05/18	USD	122.00	USD	1,135	(52,065)
Halliburton Co.	392	10/05/18	USD	41.50	USD	1,589	(6,468)
Royal Dutch Shell PLC — ADR, Class A	126	10/05/18	USD	65.00	USD	859	(40,950)
Royal Dutch Shell PLC — ADR, Class A	410	10/05/18	USD	67.50	USD	2,794	(42,025)
Valero Energy Corp.	60	10/05/18	USD	123.00	USD	683	(300)
Williams Cos., Inc.	192	10/05/18	USD	30.50	USD	522	(384)
Chevron Corp.	32	10/12/18	USD	121.00	USD	391	(7,520)
ConocoPhillips	101	10/12/18	USD	73.00	USD	782	(49,995)
Devon Energy Corp.	157	10/12/18	USD	45.00	USD	627	(942)
Devon Energy Corp.	78	10/12/18	USD	42.00	USD	312	(1,989)
EOG Resources, Inc.	58	10/12/18	USD	121.00	USD	740	(41,325)
Exxon Mobil Corp.	410	10/12/18	USD	82.00	USD	3,486	(136,325)
Pioneer Natural Resources Co.	95	10/12/18	USD	167.50	USD	1,655	(77,900)
Royal Dutch Shell PLC — ADR, Class A	410	10/12/18	USD	67.50	USD	2,794	(53,300)
Schlumberger Ltd.	139	10/12/18	USD	62.00	USD	847	(7,575)
Valero Energy Corp.	197	10/12/18	USD	119.00	USD	2,241	(8,175)
Williams Cos., Inc.	163	10/12/18	USD	29.00	USD	443	(652)
Anadarko Petroleum Corp.	248	10/19/18	USD	67.50	USD	1,672	(39,804)
Canadian Natural Resources Ltd.	393	10/19/18	CAD	44.00	CAD	1,658	(7,150)
Chevron Corp.	105	10/19/18	USD	125.00	USD	1,284	(8,452)
Concho Resources, Inc.	110	10/19/18	USD	145.00	USD	1,680	(102,850)
ConocoPhillips	391	10/19/18	USD	75.00	USD	3,026	(117,887)
Devon Energy Corp.	161	10/19/18	USD	44.00	USD	643	(2,415)
Devon Energy Corp.	182	10/19/18	USD	42.00	USD	727	(7,826)
EOG Resources, Inc.	223	10/19/18	USD	120.00	USD	2,845	(183,975)
Encana Corp.	261	10/19/18	CAD	17.00	CAD	442	(8,285)
Halliburton Co.	290	10/19/18	USD	40.00	USD	1,175	(35,090)
Patterson-UTI Energy, Inc.	353	10/19/18	USD	19.00	USD	604	(2,647)
Pioneer Natural Resources Co.	55	10/19/18	USD	180.00	USD	958	(11,687)
Royal Dutch Shell PLC — ADR, Class A	346	10/19/18	USD	65.00	USD	2,358	(119,370)
Schlumberger Ltd.	181	10/19/18	USD	67.50	USD	1,103	(1,538)
Suncor Energy, Inc.	937	10/19/18	CAD	54.00	CAD	4,683	(6,892)
Valero Energy Corp.	128	10/19/18	USD	120.00	USD	1,456	(6,976)
Williams Cos., Inc.	162	10/19/18	USD	29.00	USD	440	(648)
Williams Cos., Inc.	92	10/19/18	USD	28.50	USD	250	(874)

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Chevron Corp.	176	10/26/18	USD	$119.00	USD	2,152	$(72,160)
ConocoPhillips	164	10/26/18	USD	77.00	USD	1,269	(32,226)
Devon Energy Corp.	50	10/26/18	USD	43.50	USD	200	(1,425)
Devon Energy Corp.	99	10/26/18	USD	40.50	USD	395	(10,741)
Exxon Mobil Corp.	471	10/26/18	USD	85.00	USD	4,004	(72,534)
Halliburton Co.	196	10/26/18	USD	42.00	USD	794	(12,152)
Pioneer Natural Resources Co.	56	10/26/18	USD	175.00	USD	975	(27,440)
Royal Dutch Shell PLC — ADR, Class A	351	10/26/18	USD	65.00	USD	2,392	(117,585)
Valero Energy Corp.	229	10/26/18	USD	117.00	USD	2,605	(42,251)
Williams Cos., Inc.	65	10/26/18	USD	29.50	USD	177	(260)
Williams Cos., Inc.	93	10/26/18	USD	28.50	USD	253	(930)
Pioneer Natural Resources Co.	32	10/31/18	USD	179.50	USD	557	(11,008)
Anadarko Petroleum Corp.	70	11/02/18	USD	67.00	USD	472	(19,250)
Chevron Corp.	137	11/02/18	USD	120.00	USD	1,675	(58,568)
Chevron Corp.	71	11/02/18	USD	125.00	USD	868	(11,821)
ConocoPhillips	169	11/02/18	USD	79.00	USD	1,308	(22,393)
Devon Energy Corp.	152	11/02/18	USD	41.00	USD	607	(15,960)
EOG Resources, Inc.	91	11/02/18	USD	119.00	USD	1,161	(89,635)
Exxon Mobil Corp.	419	11/02/18	USD	86.50	USD	3,562	(44,833)
Pioneer Natural Resources Co.	52	11/02/18	USD	177.50	USD	906	(23,140)
Royal Dutch Shell PLC — ADR, Class A	345	11/02/18	USD	66.00	USD	2,351	(102,638)
Royal Dutch Shell PLC — ADR, Class A	351	11/02/18	USD	67.00	USD	2,392	(77,220)
Schlumberger Ltd.	138	11/02/18	USD	65.50	USD	841	(5,313)
Williams Cos., Inc.	69	11/02/18	USD	29.00	USD	188	(793)
Anadarko Petroleum Corp.	117	11/16/18	USD	65.00	USD	789	(54,990)
Canadian Natural Resources Ltd.	392	11/16/18	CAD	44.00	CAD	1,654	(22,003)
Chevron Corp.	137	11/16/18	USD	120.00	USD	1,675	(65,418)
Concho Resources, Inc.	110	11/16/18	USD	145.50	USD	1,680	(122,330)
ConocoPhillips	108	11/16/18	USD	72.50	USD	836	(62,370)
Devon Energy Corp.	152	11/16/18	USD	41.00	USD	607	(24,928)
EOG Resources, Inc.	31	11/16/18	USD	130.00	USD	395	(10,850)
Encana Corp.	1,464	11/16/18	CAD	17.00	CAD	2,479	(86,141)
Exxon Mobil Corp.	637	11/16/18	USD	87.50	USD	5,416	(57,649)
Patterson-UTI Energy, Inc.	110	11/16/18	USD	19.00	USD	188	(4,400)
Royal Dutch Shell PLC — ADR, Class A	206	11/16/18	USD	70.00	USD	1,404	(22,145)
TransCanada Corp.	1,071	11/16/18	CAD	54.00	CAD	5,597	(50,165)
Williams Cos., Inc.	163	11/16/18	USD	30.00	USD	443	(1,793)

Total							$(2,718,940)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Patterson-UTI Energy, Inc.	Citibank N.A.	21,000	10/02/18	USD	17.58	USD	359	$(2,217)
BP PLC	Goldman Sachs International	311,600	10/03/18	GBP	5.67	GBP	1,832	(90,381)
Galp Energia SGPS SA	Bank of America N.A.	36,800	10/03/18	EUR	17.86	EUR	629	(6)
Noble Energy, Inc.	Citibank N.A.	53,200	10/05/18	USD	29.69	USD	1,659	(82,965)
Canadian Natural Resources Ltd.	Credit Suisse International	67,900	10/09/18	CAD	45.29	CAD	2,865	(660)
TOTAL SA	Barclays Bank PLC	27,900	10/17/18	EUR	53.06	EUR	1,562	(97,862)
Noble Energy, Inc.	Citibank N.A.	53,200	10/22/18	USD	29.69	USD	1,659	(96,686)
TOTAL SA	Morgan Stanley & Co. International PLC	29,300	10/23/18	EUR	54.81	EUR	1,641	(62,261)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Baker Hughes a GE Co.	Citibank N.A.	15,700	10/24/18	USD	$32.94	USD	531	$(25,046)
Royal Dutch Shell PLC — ADR, Class A	Goldman Sachs International	95,700	10/24/18	GBP	25.06	GBP	2,518	(173,799)
Suncor Energy, Inc.	Deutsche Bank AG	98,200	10/24/18	CAD	51.80	CAD	4,908	(31,961)
BP PLC	Credit Suisse International	262,800	10/26/18	GBP	5.60	GBP	1,545	(109,347)
Baker Hughes a GE Co.	Citibank N.A.	15,700	10/26/18	USD	32.94	USD	531	(25,707)
CNOOC Ltd.	Citibank N.A.	207,000	10/26/18	HKD	13.71	HKD	3,209	(47,970)
Oil Search Ltd.	Citibank N.A.	129,200	10/30/18	AUD	8.68	AUD	1,168	(43,462)
BP PLC	Barclays Bank PLC	230,000	10/31/18	GBP	5.56	GBP	1,352	(112,128)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	261,000	10/31/18	HKD	14.57	HKD	4,046	(36,910)
Encana Corp.	Goldman Sachs International	113,100	10/31/18	CAD	17.52	CAD	1,915	(32,921)
TOTAL SA	Citibank N.A.	47,000	10/31/18	EUR	54.13	EUR	2,632	(134,259)
BP PLC	Credit Suisse International	311,000	11/01/18	GBP	5.67	GBP	1,829	(113,853)
CNOOC Ltd.	Goldman Sachs International	300,000	11/07/18	HKD	15.39	HKD	4,650	(26,050)
CNOOC Ltd.	UBS AG	513,000	11/07/18	HKD	14.99	HKD	7,952	(57,651)
Galp Energia SGPS SA	Goldman Sachs International	36,900	11/07/18	EUR	16.47	EUR	630	(34,428)
TOTAL SA	Credit Suisse International	30,000	11/07/18	EUR	54.09	EUR	1,680	(89,745)
Baker Hughes a GE Co.	Morgan Stanley & Co. International PLC	58,000	11/12/18	USD	33.59	USD	1,962	(90,795)
BP PLC	UBS AG	539,000	11/14/18	GBP	5.98	GBP	3,169	(62,504)
Galp Energia SGPS SA	Barclays Bank PLC	36,800	11/20/18	EUR	17.31	EUR	629	(16,533)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	190,000	11/20/18	AUD	9.32	AUD	1,718	(23,593)
TOTAL SA	Credit Suisse International	16,100	11/20/18	EUR	56.37	EUR	902	(25,405)

								$(1,747,105)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Energy Equipment & Services	$33,928,218	$—	$—	$33,928,218
Oil, Gas & Consumable Fuels	337,521,856	98,923,723	—	436,445,579
Short-Term Securities	4,480,032	—	—	4,480,032

	$375,930,106	$98,923,723	$—	$474,853,829

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(2,585,602)	$(1,880,443)	$—	$(4,466,045)

(a)	Derivative financial instruments are options written, which are shown at value.

During the period ended September 30, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: November 19, 2018